Barclays Capital Fund | SPDR Barclays Capital Aggregate Bond ETF
SPDR® Series Trust Supplement Dated December 2, 2011 to the Prospectus Dated October 31, 2011, as supplemented SPDR Barclays Capital Aggregate Bond ETF
Under “The Fund’s Principal Investment Strategy” section on page 49 of the Prospectus, the first sentence of the fourth paragraph is hereby removed and replaced with the following:
As of September 30, 2011, approximately 32.41% of the bonds represented in the Index are U.S. agency mortgage pass-through securities.